AXS Change Finance ESG ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.7%
	APPAREL — 1.9%
1,882	Deckers Outdoor Corp.*	$1,257,985
11,328	NIKE, Inc. - Class B	1,229,881
		2,487,866
	BANKS — 1.0%
25,852	Bank of New York Mellon Corp.	1,345,597
	BIOTECHNOLOGY — 1.0%
4,633	Amgen, Inc.	1,334,397
	BUILDING MATERIALS — 1.0%
24,041	Carrier Global Corp.	1,381,155
	CHEMICALS — 2.0%
6,516	Ecolab, Inc.	1,292,448
8,798	PPG Industries, Inc.	1,315,741
		2,608,189
	COMMERCIAL SERVICES — 10.2%
5,434	Automatic Data Processing, Inc.	1,265,959
19,694	Block, Inc.*	1,523,331
15,043	CoStar Group, Inc.*	1,314,608
5,737	Equifax, Inc.	1,418,703
5,194	FleetCor Technologies, Inc.*	1,467,876
2,873	Gartner, Inc.*	1,296,039
3,422	Moody's Corp.	1,336,496
21,683	PayPal Holdings, Inc.*	1,331,553
3,004	S&P Global, Inc.	1,323,322
5,174	Verisk Analytics, Inc.	1,235,862
		13,513,749
	COMPUTERS — 6.0%
3,750	Accenture PLC - Class A1	1,315,913
6,577	Apple, Inc.	1,266,270
17,749	Cognizant Technology Solutions Corp. - Class A	1,340,582
5,270	Crowdstrike Holdings, Inc. - Class A*	1,345,536
23,767	Fortinet, Inc.*	1,391,083
7,879	International Business Machines Corp.	1,288,610
		7,947,994
	COSMETICS/PERSONAL CARE — 1.1%
9,783	Estee Lauder Cos., Inc. - Class A	1,430,764
	DISTRIBUTION/WHOLESALE — 2.0%
20,830	Fastenal Co.	1,349,159

AXS Change Finance ESG ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	DISTRIBUTION/WHOLESALE (Continued)
1,590	W.W. Grainger, Inc.	$1,317,617
		2,666,776
	DIVERSIFIED FINANCIAL SERVICES — 7.0%
7,316	American Express Co.	1,370,579
1,663	BlackRock, Inc.	1,350,023
20,371	Charles Schwab Corp.	1,401,525
5,721	CME Group, Inc.	1,204,843
10,973	Intercontinental Exchange, Inc.	1,409,262
3,019	Mastercard, Inc. - Class A	1,287,634
4,867	Visa, Inc. - Class A	1,267,124
		9,290,990
	ELECTRIC — 1.1%
18,556	Ormat Technologies, Inc.	1,406,359
	FOOD — 1.0%
17,310	Sysco Corp.	1,265,880
	HEALTHCARE-PRODUCTS — 3.0%
11,979	Abbott Laboratories	1,318,528
15,760	Medtronic PLC[1]	1,298,309
2,520	Thermo Fisher Scientific, Inc.	1,337,591
		3,954,428
	HEALTHCARE-SERVICES — 1.9%
16,955	Centene Corp.*	1,258,230
2,259	UnitedHealth Group, Inc.	1,189,296
		2,447,526
	HOME BUILDERS — 2.2%
9,765	Lennar Corp. - Class A	1,455,376
14,128	PulteGroup, Inc.	1,458,292
		2,913,668
	HOUSEHOLD PRODUCTS/WARES — 1.9%
12,928	Church & Dwight Co., Inc.	1,222,472
10,097	Kimberly-Clark Corp.	1,226,886
		2,449,358
	INSURANCE — 2.7%
18,983	American International Group, Inc.	1,286,098
3,803	Aon PLC - Class A1	1,106,749
6,265	Marsh & McLennan Cos., Inc.	1,187,030
		3,579,877

AXS Change Finance ESG ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INTERNET — 3.9%
9,426	Alphabet, Inc. - Class A*	$1,316,718
9,328	Alphabet, Inc. - Class C*	1,314,595
2,636	Netflix, Inc.*	1,283,416
4,234	Palo Alto Networks, Inc.*	1,248,522
		5,163,251
	IRON/STEEL — 0.9%
10,486	Steel Dynamics, Inc.	1,238,397
	MACHINERY-CONSTRUCTION & MINING — 1.1%
4,982	Caterpillar, Inc.	1,473,028
	MACHINERY-DIVERSIFIED — 1.0%
3,428	Deere & Co.	1,370,754
	MEDIA — 1.9%
29,820	Comcast Corp. - Class A	1,307,607
13,478	Walt Disney Co.	1,216,929
		2,524,536
	PHARMACEUTICALS — 9.7%
8,772	AbbVie, Inc.	1,359,397
5,290	Becton Dickinson & Co.	1,289,861
25,298	Bristol-Myers Squibb Co.	1,298,040
11,667	Cardinal Health, Inc.	1,176,033
6,143	Cencora, Inc.	1,261,649
4,751	Cigna Group	1,422,687
2,114	Eli Lilly & Co.	1,232,293
8,078	Johnson & Johnson	1,266,146
2,655	McKesson Corp.	1,229,212
12,190	Merck & Co., Inc.	1,328,954
		12,864,272
	REITS — 2.2%
10,869	Prologis, Inc.	1,448,838
10,002	Simon Property Group, Inc.	1,426,685
		2,875,523
	RETAIL — 3.9%
479	AutoZone, Inc.*	1,238,507
1,272	O'Reilly Automotive, Inc.*	1,208,502
9,582	Ross Stores, Inc.	1,326,053
14,178	TJX Cos., Inc.	1,330,038
		5,103,100

AXS Change Finance ESG ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SEMICONDUCTORS — 11.6%
10,310	Advanced Micro Devices, Inc.*	$1,519,797
6,812	Analog Devices, Inc.	1,352,591
1,349	Broadcom, Inc.	1,505,821
27,947	Intel Corp.	1,404,337
2,293	KLA Corp.	1,332,921
22,415	Marvell Technology, Inc.	1,351,848
14,971	Microchip Technology, Inc.	1,350,085
16,410	Micron Technology, Inc.	1,400,429
2,672	NVIDIA Corp.	1,323,228
9,679	QUALCOMM, Inc.	1,399,874
8,180	Texas Instruments, Inc.	1,394,363
		15,335,294
	SOFTWARE — 12.5%
2,045	Adobe, Inc.*	1,220,047
5,719	Autodesk, Inc.*	1,392,462
4,572	Cadence Design Systems, Inc.*	1,245,276
9,052	Electronic Arts, Inc.	1,238,404
21,304	Fidelity National Information Services, Inc.	1,279,731
2,186	Intuit, Inc.	1,366,316
3,297	Microsoft Corp.	1,239,804
2,399	MSCI, Inc.	1,356,994
10,750	Oracle Corp.	1,133,373
4,960	Salesforce, Inc.*	1,305,174
1,822	ServiceNow, Inc.*	1,287,225
2,300	Synopsys, Inc.*	1,184,293
4,615	Workday, Inc. - Class A*	1,274,017
		16,523,116
	TELECOMMUNICATIONS — 2.0%
5,686	Arista Networks, Inc.*	1,339,110
25,821	Cisco Systems, Inc.	1,304,477
		2,643,587
	VENTURE CAPITAL — 1.0%
16,471	KKR & Co., Inc.	1,364,622

AXS Change Finance ESG ETF
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	WATER — 1.0%
9,476	American Water Works Co., Inc.	$1,250,737
	TOTAL COMMON STOCKS
	(Cost $115,632,379)	131,754,790
	TOTAL INVESTMENTS — 99.7%
	(Cost $115,632,379)	131,754,790
	Other Assets in Excess of Liabilities — 0.3%	343,796
	TOTAL NET ASSETS — 100.0%	$132,098,586

PLC – Public Limited Company

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.